(THE PRIMARY TREND FUNDS LOGO)

ANNUAL REPORT


THE PRIMARY
TREND FUND


THE PRIMARY
INCOME FUND


THE PRIMARY U.S.
GOVERNMENT FUND


MILWAUKEE, WISCONSIN
JUNE 30, 1997

LETTER TO SHAREHOLDERS

  The bull market in 1995 and 1996, while extremely rewarding to equity investors, seems to pale in comparison to 1997's first-half blistering pace. In our semiannual report to shareholders of only six months ago, we were highlighting the market's all-time record high of 7000 on the Dow Jones Industrial Average. Now, one record after another seems to fall victim in today's celebrated romp to over 8000 on the venerable Dow -- a rally which has squeezed a full year's return (at least) into just the last three months.

  Shareholders in The Primary Trend Funds have capitalized on the bullish environment as well, with solid gains being posted for the fiscal year ended June 30, 1997:

                    THE PRIMARY TREND FUND               +26.2%
                    THE PRIMARY INCOME FUND              +24.1%
                    THE PRIMARY U.S. GOVERNMENT FUND     + 6.7%

  THE PRIMARY TREND FUND'S concentration in the energy sector, while helping it to outpace the S&P 500 Composite in the first half of fiscal 1997, has muted performance somewhat in the latter half. We continue to emphasize natural gas stocks, citing the industry's recent merger and acquisition activity -- including Union Pacific Resources' hostile bid for Pennzoil, both of which are long-term portfolio holdings. Our selective emphasis in telecommunications equipment, financials and retail have all contributed tremendously to the Fund's gains over the past year as well. Top portfolio performers for the 12 months ended June 30, 1997 were: GreenPoint Financial (+136%), Nokia Corporation (+99%), Snyder Oil (+84%), Ericsson Telephone (+83%), Sallie Mae (+72%) and Pennzoil (+65%). Underachievers included Union Pacific Resources (-7%), Newmont Mining (-21%) and Enron Oil and Gas (-32%). Distributions during the Fund's fiscal year totaled $0.87 per share: $0.14 of ordinary income, $0.18 in short-term capital gains and $0.55 in long-term capital gains.

  THE PRIMARY INCOME FUND continued its steady string of solid performance despite its heavy exposure (29%) to the underperforming utility sector. We continue to shift more assets into real estate investment trusts (REITs) in order to recapture the high dividend yield plus growth component which has been absent from utility securities over the past few years. Top portfolio contributors for the year ended June 30, 1997 include: Angeles Mortgage REIT (+97%), Ericsson (+83%), Pennzoil (+65%), Long Island Lighting 4.35% Preferred E (+61%) and Long Island Lighting 5% Preferred B (+49%). Underperformers include Wisconsin Energy (-14%) and Mylan Labs (-15%). Distributions from the Income Fund during the fiscal year totaled $1.18 per share: $0.42 of ordinary income, $0.15 in short-term capital gains and $0.61 in long-term capital gains.

  THE PRIMARY U.S. GOVERNMENT FUND performed in line with its fixed-income counterparts over the last year, while avoiding the gyrations of a volatile bond market in search of monetary direction. We continue to emphasize high-quality U.S. government and agency notes with short-to-intermediate maturities at this time and anticipate an interest-rate environment that will be challenging over the latter half of 1997. Distributions from the Fund totaled $0.63 per share of ordinary income during the 1997 fiscal year.

  Although the stock market has been a trailblazer over the last 2 1/2 years, it shows no signs of weariness. Recent momentum thrusts, new 52-week highs by the largest number of New York Stock Exchange stocks since 1982, and bullish breadth statistics all point to further gains in the short term.

  Economically: The highly-touted "Goldilocks Economy" (not too hot and not too cold) continues to serve investors well. Politically: A bi-partisan tax package to include a capital gains tax cut seems to be "when", not "if". Monetarily: The Federal Reserve, after tightening a bit in the first quarter, has kept its hands off the interest-rate lever. And Financially: Money flows into mutual funds continue to fuel this bull market. Utopia truly does seem to have an address -- and it resides at Broad and Wall.

  Unfortunately, valuations are not as Utopian as a prudent investor would like. We continue to find pockets of undervaluation in a market that can be broadly defined as fully valued. Additional profit-taking can be expected and the proceeds redeployed as low-risk, value-oriented opportunities present themselves.

  Our ongoing thoughts and analyses of the financial markets and relevant investment themes come to you monthly via The Primary Trend investment letter. We hope to continue to make The Primary Trend Funds not only solid investments, but also the Fund Family that communicates, informs and educates -- and, in so doing, provides a unique and extra value over and above that which is normally found in the swelling ranks of the mutual fund industry.

  All of us at Arnold Investment Counsel value you as a shareholder in The Primary Trend Funds, and we thank each of you for your support. The energies of our entire staff are dedicated to serving your investment needs, which we know includes the generation of consistent above-average investment returns commensurate with minimal risk. You have our pledge that we will work diligently on your behalf to accomplish those objectives.

  Sincerely,

  /s/ Lilli Gust                                /s/ Barry S. Arnold

  Lilli Gust, President                      Barry S. Arnold, Vice President
  July 22, 1997

PORTFOLIOS OF INVESTMENTS
June 30, 1997

                             THE PRIMARY TREND FUND

   SHARES OR
   PRINCIPAL                                                                                                                MARKET
      AMOUNT                                                                                      COST                       VALUE
  ----------                                                                                     -----                     -------
                 COMMON STOCKS       90.4%
      16,000     Albertson's, Inc. (Retail stores)                                            $593,600                    $584,000
       6,000     Amoco Corporation (Integrated oil company)                                    325,950                     521,625
      10,500     Angeles Mortgage Investment Trust (Real estate investment trust)              159,443                     165,375
      25,200     Beverly Bancorporation, Inc. (Financial services)                             414,563                     485,100
      65,000     Beverly Enterprises, Inc.*<F1> (Healthcare services)                          841,930                   1,056,250
      10,000     Browning-Ferris Industries, Inc. (Waste management services)                  299,250                     332,500
      10,000     CVS Corporation (Retail stores)                                               329,933                     512,500
      10,000     Eastman Kodak Company (Photographic equipment)                                398,415                     767,500
      25,000     Enron Oil & Gas Company
                   (Domestic oil and gas exploration and production)                           671,500                     453,125
      20,000     L.M. Ericsson Telephone ADR
                   (Telecommunications equipment)                                              446,525                     787,500
      10,000     W.R. Grace & Co. (Specialty chemicals)                                        445,754                     551,250
      13,000     GreenPoint Financial Corp. (Financial services)                               374,862                     865,313
      52,500     Juno Lighting, Inc. (Commercial and residential lighting)                     900,937                     853,125
      35,000     Mylan Laboratories, Inc. (Pharmaceutical products)                            462,825                     516,250
      15,000     Newmont Mining Corporation (Gold mining)                                      595,940                     585,000
      10,000     Nokia Corporation ADR (Telecommunications equipment)                          384,350                     737,500
      25,000     Occidental Petroleum Corporation (Integrated oil company)                     467,085                     626,562
      20,000     PartnerRe Ltd. ADR (Insurance)                                                662,325                     762,500
      10,000     J.C. Penney Company, Inc. (Retail stores)                                     436,225                     521,875
      17,000     Pennzoil Company
                   (Domestic oil and gas exploration and production)                           975,275                   1,304,750
      70,000     Snyder Oil Corporation
                   (Domestic oil and gas exploration and production)                           657,207                   1,286,250
       7,000     Student Loan Marketing Association (Financial services)                       309,079                     889,000
      12,000     Sundstrand Corporation (Aerospace and industrial)                             272,560                     669,750
      15,000     Tandy Corporation (Retail stores)                                             842,775                     840,000
      30,000     Titan Exploration, Inc.*<F1>
                   (Domestic oil and gas exploration and production)                           343,584                     363,750
      30,000     USF&G Corporation (Insurance)                                                 583,350                     720,000
      20,000     UST, Inc. (Tobacco)                                                           561,925                     555,000
      30,000     Union Pacific Resources Group, Inc.
                   (Domestic oil and gas exploration and production)                           656,588                     746,250
      56,500     Western Gas Resources, Inc.
                   (Natural gas gathering, transporting and marketing)                       1,043,730                   1,101,750
      17,600     York International Corp. (Heating and cooling systems)                        776,088                     809,600
                                                                                           -----------                 -----------
                 Total Common Stocks                                                        16,233,573                  20,970,950
                                                                                           -----------                 -----------

                 PREFERRED STOCKS       1.6%
       3,700     Long Island Lighting Co. 5.00% Series B preferred                             309,690                     314,500
         700     Long Island Lighting Co. 4.35% Series E preferred                              56,105                      56,175
                                                                                           -----------                 -----------
                 Total Preferred Stocks                                                        365,795                     370,675
                                                                                           -----------                 -----------
                 Total Long-Term Investments                                                16,599,368                  21,341,625
                                                                                           -----------                 -----------

                 SHORT-TERM INVESTMENTS       9.9%
                 U.S. GOVERNMENT AGENCY NOTES
    $500,000     Federal Farm Credit Bank note,
                   5.69%, due 10/1/97                                                          500,000                     499,945

                 VARIABLE RATE DEMAND NOTES
       5,890     American Family Financial Services, Inc., 5.26%                                 5,890                       5,890
      55,864     General Mills, Inc., 5.25%                                                     55,864                      55,864
     109,167     Johnson Controls, Inc., 5.28%                                                 109,167                     109,167
      23,943     Pitney Bowes Credit Corp., 5.25%                                               23,943                      23,943
     351,918     Warner-Lambert, Inc., 5.23%                                                   351,918                     351,918
   1,264,432     Wisconsin Electric Power Co., 5.30%                                         1,264,432                   1,264,432
                                                                                           -----------                 -----------
                 Total Variable Rate Demand Notes                                            1,811,214                   1,811,214
                                                                                           -----------                 -----------
                 Total Short-Term Investments                                                2,311,214                   2,311,159
                                                                                           -----------                 -----------
                 TOTAL INVESTMENTS       101.9%                                            $18,910,582                  23,652,784
                                                                                           ===========

                 Liabilities, less Other Assets        (1.9%)                                                            (447,141)
                                                                                                                      ------------
                 NET ASSETS (Equivalent to $14.82 per share
                   based on 1,566,337 shares outstanding)   100.0%                                                     $23,205,643
                                                                                                                      ============
  *<F1>Non-income producing security.

See notes to financial statements.


                            THE PRIMARY INCOME FUND

   SHARES OR
   PRINCIPAL                                                                                                                MARKET
      AMOUNT                                                                                      COST                       VALUE
  ----------                                                                                    ------                     -------
                 COMMON STOCKS       79.0%
       2,000     Albertson's, Inc. (Retail stores)                                             $74,200                     $73,000
       1,000     Amoco Corporation (Integrated oil company)                                     55,720                      86,937
      10,600     Angeles Mortgage Investment Trust (Real estate investment trust)               86,117                     166,950
       4,000     The Brooklyn Union Gas Company (Natural gas utility)                           99,715                     114,500
       3,500     Browning-Ferris Industries, Inc. (Waste management services)                   98,008                     116,375
       3,000     Cable & Wireless plc ADR (Telecommunication services)                          62,010                      83,813
       4,000     CarrAmerica Realty Corp. (Real estate investment trust)                       105,500                     115,000
       2,000     CINergy Corp. (Electric utility)                                               39,641                      69,625
       2,000     Consolidated Natural Gas Co. (Integrated natural gas system)                   87,325                     107,625
       1,000     Consolidated Papers, Inc. (Paper and forest products)                          47,455                      54,000
       1,500     CVS Corporation (Retail stores)                                                44,235                      76,875
       3,000     DPL, Inc. (Electric and gas utility)                                           45,124                      73,875
       2,000     L.M. Ericsson Telephone ADR
                   (Telecommunications equipment)                                               39,575                      78,750
       2,000     GTE Corporation (Telephone utility)                                            62,995                      87,750
       2,000     W.R. Grace & Co. (Specialty chemicals)                                         89,150                     110,250
       8,000     Great Lakes REIT, Inc. (Real estate investment trust)                         126,907                     131,500
       8,000     Juno Lighting, Inc.(Commercial and residential lighting)                      139,225                     130,000
       4,000     Longview Fibre Company (Paper and forest products)                             68,185                      66,500
       8,000     Mylan Laboratories Inc. (Pharmaceutical products)                             124,489                     118,000
       2,000     Northern States Power Company (Electric utility)                               74,513                     103,500
       4,000     Occidental Petroleum Corporation (Integrated oil company)                      87,705                     100,250
       3,000     Pacific Enterprises (Natural gas utility)                                      70,335                     100,875
       3,000     J.C. Penney Company, Inc. (Retail stores)                                     130,610                     156,563
       2,500     Pennzoil Company (Domestic oil and gas exploration and production)            124,400                     191,875
       2,000     Simon DeBartolo Group, Inc. (Real estate investment trust)                     39,144                      64,000
       2,500     Tandy Corporation (Retail stores)                                             104,127                     140,000
       6,000     USF&G Corporation (Insurance)                                                 123,975                     144,000
       4,000     UST, Inc. (Tobacco)                                                           111,240                     111,000
       5,200     Union Pacific Resources Group, Inc.
                   (Domestic oil and gas exploration and production)                           110,510                     129,350
       3,000     Wisconsin Energy Corporation(Electric and gas utility)                         73,280                      74,250
       7,000     Western Gas Resources, Inc.
                   (Natural gas gathering, transporting and marketing)                         113,750                     136,500
       1,900     York International Corp.(Heating and cooling systems)                          83,695                      87,400
                                                                                           -----------                 -----------
                 Total Common Stocks                                                         2,742,860                   3,400,888
                                                                                           -----------                 -----------

                 PREFERRED STOCKS       6.6%
       2,000     Battle Mountain Gold Company $3.25 convertible preferred                      107,183                      95,625
         340     Long Island Lighting Co. 5.00% Series B preferred                              19,920                      28,900
       2,000     Long Island Lighting Co. 4.35% Series E preferred                             117,040                     160,500
                                                                                           -----------                 -----------
                 Total Preferred Stocks                                                        244,143                     285,025
                                                                                           -----------                 -----------
                 BONDS AND NOTES       7.0%
                 CONVERTIBLE DEBENTURES
   $  50,000     Data General Corporation convertible subordinated debenture,
                   7.75%, due 6/1/01                                                            48,320                      69,000
     125,000     Snyder Oil Corp. convertible subordinated debenture,
                   7.00%, due 5/15/01                                                          126,729                     129,375
                                                                                           -----------                 -----------
                 Total Convertible Debentures                                                  175,049                     198,375

                 CORPORATE OBLIGATIONS
     100,000     Wisconsin Gas Company note, 7.50%, due 11/15/98                                99,961                     101,785
                                                                                           -----------                 -----------
                 Total Bonds and Notes                                                         275,010                     300,160
                                                                                           -----------                 -----------
                 Total Long-Term Investments                                                 3,262,013                   3,986,073
                                                                                           -----------                 -----------
                 SHORT-TERM INVESTMENTS       12.8%
                 U.S. GOVERNMENT AGENCY NOTES
     200,000     Federal Farm Credit Bank note, 5.69%, due 10/1/97                             200,000                     199,978

                 VARIABLE RATE DEMAND NOTES
       9,196     American Family Financial Services, Inc., 5.26%                                 9,196                       9,196
      25,057     General Mills, Inc., 5.25%                                                     25,057                      25,057
     104,545     Johnson Controls, Inc., 5.28%                                                 104,545                     104,545
     212,395     Wisconsin Electric Power Co., 5.30%                                           212,395                     212,395
                                                                                           -----------                 -----------
                 Total Variable Rate Demand Notes                                              351,193                     351,193
                                                                                           -----------                 -----------
                 Total Short-Term Investments                                                  551,193                     551,171
                                                                                           -----------                 -----------
                 TOTAL INVESTMENTS       105.4%                                             $3,813,206                   4,537,244
                                                                                           ===========

                 Liabilities, less Other Assets       (5.4%)                                                             (230,665)
                                                                                                                       -----------
                 NET ASSETS (Equivalent to $14.45 per share
                   based on 297,996 shares outstanding)   100.0%                                                        $4,306,579
                                                                                                                       ===========
Note to Portfolio of Investments -- As required by the Fund's investment policies, the Fund has invested $1,235,580 (29% of its net assets) in securities issued by utilities.

See notes to financial statements.


                        THE PRIMARY U.S. GOVERNMENT FUND

 PRINCIPAL                                                             MARKET
    AMOUNT                                                   COST       VALUE
 ---------                                                 ------     -------
            U.S. GOVERNMENT NOTES       78.7%
            U.S. TREASURY NOTES
   $75,000  U.S. Treasury note, 6.375%, due 7/15/99       $74,907     $75,443

            U.S. Government Agency Notes
   200,000  Federal Home Loan Bank note,
              6.53%, due 11/20/00                         199,901     198,786
   100,000  Federal National Mortgage Association note,
              8.50%, due 2/1/05                            99,583     104,243
   100,000  Federal Home Loan Mortgage Corporation note,
              8.15%, due 3/2/05                           100,000     101,029
   100,000  Federal Home Loan Bank note,
              7.00%, due 11/21/05                          99,634      98,254
                                                        ---------   ---------
            Total U.S. Government Agency Notes            499,118     502,312
                                                        ---------   ---------
            Total U.S. Government Notes                   574,025     577,755
                                                        ---------   ---------
            SHORT-TERM INVESTMENTS       27.1%
    99,011  Wisconsin Electric Power Co. variable rate
              demand note, 5.30%                           99,011      99,011
    50,000  U.S. Treasury bill, 5.03%, due 7/10/97         49,937      49,933
    50,000  Federal Farm Credit Bank note,
              5.69%, due 10/1/97                           50,000      49,995
                                                        ---------   ---------
            Total Short-Term Investments                  198,948     198,939
                                                        ---------   ---------
            TOTAL INVESTMENTS       105.8%               $772,973     776,694
                                                        =========

            Liabilities, less Other Assets     (5.8%)                (42,493)
                                                                     --------
            NET ASSETS (Equivalent to $9.88 per share
              based on 74,302 shares outstanding)  100.0%            $734,201
                                                                     ========

See notes to financial statements.


STATEMENTS OF ASSETS AND LIABILITIES
June 30, 1997
                                                                                              THE PRIMARY
                                                                THE PRIMARY    THE PRIMARY U.S. GOVERNMENT
                                                                 TREND FUND    INCOME FUND           FUND
                                                               ------------   ------------  -------------
Assets:
  Investments, at Value (Note 2a):
    Common Stocks                                               $20,970,950     $3,400,888            $--
    Preferred Stocks                                                370,675        285,025             --
    Bonds and Notes                                                      --        300,160        577,755
    Short-Term Investments                                        2,311,159        551,171        198,939
                                                               ------------    -----------     ----------
     Total Investments (Cost -- $18,910,582;
       $3,813,206 and $772,973, respectively)                    23,652,784      4,537,244        776,694

  Receivable from Brokers for Securities Sold                        54,823             --             --
  Dividends Receivable                                               35,211         11,450             --
  Interest Receivable                                                 8,218          3,721         11,550
  Due from Adviser                                                       --             --          2,799
  Prepaid Expenses                                                    3,402          1,273            456
                                                               ------------    -----------     ----------
     Total Assets                                                23,754,438      4,553,688        791,499
                                                               ------------    -----------     ----------
Liabilities:
  Payable to Brokers for Securities Purchased                       500,000        200,000         50,000
  Accrued Investment Advisory Fees (Note 3)                          13,960         28,454             --
  Cash Overdraft                                                     24,230         13,521          3,368
  Other                                                              10,605          5,134          3,930
                                                               ------------    -----------     ----------
     Total Liabilities                                              548,795        247,109         57,298
                                                               ------------    -----------     ----------
Net Assets                                                      $23,205,643     $4,306,579       $734,201
                                                               ============    ===========     ==========

Shares outstanding                                                1,566,337        297,996         74,302
Net Assets Per Share                                                 $14.82         $14.45          $9.88
                                                               ============    ===========     ==========

Net Assets Consist of:
  Capital Stock (30,000,000 shares authorized each)             $15,526,513     $3,083,037       $762,697
  Net Unrealized Appreciation of Investments                      4,742,202        724,038          3,721
  Undistributed Net Realized Gains (Accumulated Losses)           2,936,928        499,504       (32,217)
                                                               ------------    -----------     ----------
Net Assets                                                      $23,205,643     $4,306,579       $734,201
                                                               ============    ===========     ==========

See notes to financial statements.


STATEMENTS OF OPERATIONS
For the year ended June 30, 1997
                                                                                                THE PRIMARY
                                                                THE PRIMARY    THE PRIMARY  U.S. GOVERNMENT
                                                                 TREND FUND    INCOME FUND             FUND
                                                                -----------   ------------  ---------------
Income (Note 2b):
  Interest                                                          $95,118        $41,558          $54,812
  Dividends                                                      355,140(a)<F2> 137,654(b)<F3>           --
                                                                -----------     ----------        ---------
  Total Income                                                      450,258        179,212           54,812
                                                                -----------     ----------        ---------
Expenses:
  Investment Advisory Fees (Note 3)                                 166,935         32,899            4,977
  Shareholder Servicing Costs                                        29,030         10,968            9,431
  Fund Administration and Accounting Fees                            21,461         13,323            7,363
  Professional Fees                                                  18,558          9,356            9,221
  Custodial Fees                                                      6,346          2,376              211
  Registration Fees                                                   6,303          2,619            2,553
  Postage                                                             5,156            903              289
  Printing                                                            4,414          1,264              371
  Insurance                                                           3,970            751              134
  Other                                                               3,466            949              605
                                                                -----------     ----------        ---------
  Total Expenses Before Reimbursement                               265,639         75,408           35,155
  Less Expenses Reimbursed By Adviser (Note 3)                           --       (38,053)         (29,412)
                                                                -----------     ----------        ---------
  Net Expenses                                                      265,639         37,355            5,743
                                                                -----------     ----------        ---------
Net Investment Income                                               184,619        141,857           49,069
                                                                -----------     ----------        ---------
Net Realized Gain (Loss) on Investments                           3,131,721        574,471          (2,965)
Change in Net Unrealized Appreciation of Investments              1,891,832        264,822            4,600
                                                                -----------     ----------        ---------
Net Realized and Unrealized Gain on Investments                   5,023,553        839,293            1,635
                                                                -----------     ----------        ---------
Net Increase in Net Assets from Operations                       $5,208,172       $981,150          $50,704
                                                                ===========     ==========        =========
(a)<F2>Net of $2,549 in foreign withholding taxes.
(b)<F3>Net of $310 in foreign withholding taxes.

See notes to financial statements.



STATEMENTS OF CHANGES IN NET ASSETS
For the years ended June 30, 1997 and 1996
                                                                                                      THE PRIMARY
                                              THE PRIMARY                THE PRIMARY                U.S. GOVERNMENT
                                              TREND FUND                 INCOME FUND                     FUND
                                         ---------------------      ---------------------        --------------------
                                              1997        1996           1997         1996           1997        1996
                                         ---------    --------      ---------     --------       --------    --------
Operations:
  Net Investment Income                   $184,619    $355,627       $141,857     $142,076        $49,069     $69,802
  Net Realized Gain (Loss)
    on Investments                       3,131,721   1,960,593        574,471      351,686        (2,965)      10,927
  Change in Net Unrealized
    Appreciation (Depreciation)
    of Investments                       1,891,832     340,566        264,822       83,924          4,600    (27,959)
                                        ----------  ----------     ----------   ----------      ---------   ---------
  Net Increase in Net
    Assets from Operations               5,208,172   2,656,786        981,150      577,686         50,704      52,770
                                        ----------  ----------     ----------   ----------      ---------   ---------
Distributions to Shareholders:
  From Net Investment Income             (233,063)   (405,673)      (141,857)    (142,076)       (49,069)    (69,802)
  From Net Realized Gains              (1,224,581) (1,358,826)      (270,274)    (183,159)             --          --
                                        ----------  ----------     ----------   ----------      ---------   ---------
  Decrease in Net Assets from
    Distributions                      (1,457,644) (1,764,499)      (412,131)    (325,235)       (49,069)    (69,802)
                                        ----------  ----------     ----------   ----------      ---------   ---------
Fund Share Transactions (Note 6):
  Proceeds from Shares Sold              1,000,973     782,640        357,717    1,054,434         31,529     103,650
  Reinvested Distributions               1,394,574   1,687,297        401,280      311,175         40,850      60,464
  Cost of Shares Redeemed              (4,063,507) (3,582,045)    (1,531,820)  (1,329,123)      (138,587)   (693,626)
                                        ----------  ----------     ----------   ----------      ---------   ---------
  Net Increase (Decrease) in
    Net Assets from Fund
    Share Transactions                 (1,667,960) (1,112,108)      (772,823)       36,486       (66,208)   (529,512)
                                        ----------  ----------     ----------   ----------      ---------   ---------
Total Increase (Decrease) in
    Net Assets                           2,082,568   (219,821)      (203,804)      288,937       (64,573)   (546,544)
Net Assets:
  Beginning of Year                     21,123,075  21,342,896      4,510,383    4,221,446        798,774   1,345,318
                                        ----------  ----------     ----------   ----------      ---------   ---------
  End of Year                          $23,205,643 $21,123,075     $4,306,579   $4,510,383       $734,201    $798,774
                                       =========== ===========     ==========   ==========      =========  ==========

Undistributed Net Investment
  Income at End of Year                         --    $361,557             --           --             --          --
                                       =========== ===========     ==========   ==========      =========  ==========

See notes to financial statements.


FINANCIAL HIGHLIGHTS
The following table shows per share operating performance data, total investment return, ratios and supplemental data for each of the years ended June 30

                                                                  1997      1996      1995      1994      1993
                                                              --------   -------   -------   -------   -------
THE PRIMARY TREND FUND
PER SHARE OPERATING PERFORMANCE
Net Asset Value, Beginning of Year                              $12.59    $12.10    $10.98    $11.22    $11.50
                                                              --------   -------   -------   -------   -------
Net Investment Income                                             0.12      0.21      0.23      0.25      0.22
Net Realized and Unrealized Gain (Loss) on Investments            2.98      1.30      1.55    (0.28)      0.64
                                                              --------   -------   -------   -------   -------
Total from Investment Operations                                  3.10      1.51      1.78    (0.03)      0.86
                                                              --------   -------   -------   -------   -------
Less Distributions:
  From Net Investment Income                                    (0.14)    (0.23)    (0.26)    (0.08)    (0.28)
  From Net Realized Gains                                       (0.73)    (0.79)    (0.40)    (0.13)    (0.86)
                                                              --------   -------   -------   -------   -------
  Total Distributions                                           (0.87)    (1.02)    (0.66)    (0.21)    (1.14)
                                                              --------   -------   -------   -------   -------
Net Increase (Decrease)                                           2.23      0.49      1.12    (0.24)    (0.28)
                                                              --------   -------   -------   -------   -------
Net Asset Value, End of Year                                    $14.82    $12.59    $12.10    $10.98    $11.22
                                                              ========   =======  ========   =======   =======

TOTAL INVESTMENT RETURN                                         +26.2%    +11.7%    +17.0%     -0.3%     +8.2%

RATIOS AND SUPPLEMENTAL DATA
  Net Assets, End of Year (in thousands)                       $23,206   $21,123   $21,343   $20,873   $24,966
  Ratio of Net Expenses to Average Net Assets                    1.18%     1.19%     1.24%     1.27%     1.20%
  Ratio of Net Investment Income to Average Net Assets           0.82%     1.68%     1.88%     1.91%     1.90%
  Portfolio Turnover                                             63.5%     46.5%     37.1%     77.2%     40.0%
  Average Commission Rate Paid per Share                       $0.0587       N/A       N/A       N/A       N/A

THE PRIMARY INCOME FUND
PER SHARE OPERATING PERFORMANCE
Net Asset Value, Beginning of Year                              $12.77    $12.07    $11.04    $11.68    $11.02
                                                              --------   -------   -------   -------   -------
Net Investment Income                                             0.42      0.43      0.50      0.49      0.51
Net Realized and Unrealized Gain (Loss) on Investments            2.44      1.28      1.10    (0.54)      0.84
                                                              --------   -------   -------   -------   -------
Total from Investment Operations                                  2.86      1.71      1.60    (0.05)      1.35
                                                              --------   -------   -------   -------   -------
Less Distributions:
  From Net Investment Income                                    (0.42)    (0.43)    (0.50)    (0.49)    (0.51)
  From Net Realized Gains                                       (0.76)    (0.58)    (0.07)    (0.10)    (0.18)
                                                              --------   -------   -------   -------   -------
  Total Distributions                                           (1.18)    (1.01)    (0.57)    (0.59)    (0.69)
                                                              --------   -------   -------   -------   -------
Net Increase (Decrease)                                           1.68      0.70      1.03    (0.64)      0.66
                                                              --------   -------   -------   -------   -------
Net Asset Value, End of Year                                    $14.45    $12.77    $12.07    $11.04    $11.68
                                                              ========   =======   =======  ========   =======

TOTAL INVESTMENT RETURN                                         +24.1%    +14.8%    +14.8%     -0.6%    +12.7%

RATIOS AND SUPPLEMENTAL DATA
  Net Assets, End of Year (in thousands)                        $4,307    $4,510    $4,221    $3,677    $2,800
  Ratio of Net Expenses to Average Net Assets                    0.84%     0.84%     0.84%     0.84%     0.84%
  Ratio of Net Investment Income to Average Net Assets           3.19%     3.43%     4.35%     4.20%     4.50%
  Ratio of Expenses Reimbursed to Average Net Assets             0.86%     0.73%     0.76%     1.19%     1.55%
  Portfolio Turnover                                             48.4%     41.5%     40.9%     39.7%     43.8%
  Average Commission Rate Paid per Share                       $0.0898       N/A       N/A       N/A       N/A

THE PRIMARY U.S. GOVERNMENT FUND
PER SHARE OPERATING PERFORMANCE
Net Asset Value, Beginning of Year                               $9.87    $10.09     $9.74    $10.60    $10.43
                                                               -------   -------   -------   -------   -------
Net Investment Income                                             0.63      0.63      0.57      0.51      0.56
Net Realized and Unrealized Gain (Loss) on Investments            0.01    (0.22)      0.38    (0.67)      0.35
                                                               -------   -------   -------   -------   -------
Total from Investment Operations                                  0.64      0.41      0.95    (0.16)      0.91
                                                               -------   -------   -------   -------   -------
Less Distributions:
  From Net Investment Income                                    (0.63)    (0.63)    (0.57)    (0.51)    (0.56)
  From Net Realized Gains                                           --        --    (0.03)    (0.19)    (0.18)
                                                               -------   -------   -------   -------   -------
  Total Distributions                                           (0.63)    (0.63)    (0.60)    (0.70)    (0.74)
                                                               -------   -------   -------   -------   -------
Net Increase (Decrease)                                           0.01    (0.22)      0.35    (0.86)      0.17
                                                               -------   -------   -------   -------   -------
Net Asset Value, End of Year                                     $9.88     $9.87    $10.09     $9.74    $10.60
                                                               =======   =======   =======   =======   =======

TOTAL INVESTMENT RETURN                                          +6.7%     +4.1%    +10.2%     -1.7%     +9.1%

RATIOS AND SUPPLEMENTAL DATA
  Net Assets, End of Year (in thousands)                          $734      $799    $1,345    $1,295    $1,354
  Ratio of Net Expenses to Average Net Assets                    0.75%     0.75%     0.75%     0.75%     0.75%
  Ratio of Net Investment Income to Average Net Assets           6.41%     6.24%     5.85%     4.91%     5.29%
  Ratio of Expenses Reimbursed to Average Net Assets             3.84%     2.20%     1.92%     2.44%     2.75%
  Portfolio Turnover                                             29.3%     46.6%     63.0%     94.4%     64.5%

See notes to financial statements.


NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

   The Primary Trend Fund, Inc. ("Trend Fund") began operations on September 15, 1986. The Primary Income Funds, Inc. ("Income Funds") began operations on September 1, 1989. The Trend Fund and the Income Funds, collectively, the "Funds," are registered under the Investment Company Act of 1940 as open-end investment management companies. The Income Funds is a "series" fund which consists of two portfolios: The Primary Income Fund ("Income Fund") and The Primary U.S. Government Fund ("Government Fund").

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies followed by the Funds.

   a. Each security, excluding securities with 60 days or less remaining to maturity, is valued at the last sale price, or if no sale is reported, the average of the latest bid and asked prices. Other securities for which market quotations are not readily available are valued under procedures approved by the Boards of Directors. Securities with 60 days or less remaining to maturity are valued at amortized cost, which approximates market value.

   b. Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned, and includes amortization of premiums and discounts. Securities gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes.

   c. No provision for federal income taxes has been made since the Funds have elected to be taxed as regulated investment companies and intend to distribute their net investment income and net realized gains to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The cost basis of investments for federal income tax purposes is the same as that for financial statement purposes. The Government Fund's accumulated net realized loss on sales of investments for federal income tax purposes at June 30, 1997, is $32,217. This loss carryover is available to offset future taxable gains in the Government Fund and, if not applied, $29,252 will expire in 2003 and $2,965 will expire in 2005.

   d. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

   e. Dividends from net investment income are declared and paid at least annually by the Trend Fund and are declared daily and paid monthly by the Income Fund and the Government Fund. Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences. Accordingly, at June 30, 1997, a reclassification was made to decrease undistributed net investment income and to increase undistributed net realized gains by $313,113 for the Trend Fund.

3. INVESTMENT ADVISORY FEES AND MANAGEMENT AGREEMENTS

   The Funds have agreements with Arnold Investment Counsel, Inc. (the "Adviser"), with whom certain officers and directors of the Funds are affiliated, to serve as investment adviser. Under the terms of the agreements, the Adviser receives from both the Trend Fund and the Income Fund a monthly fee at an annual rate of 0.74% of their respective average daily net assets; and from the Government Fund a monthly fee at an annual rate of 0.65% of its average daily net assets. The agreements further stipulate that the Adviser will reimburse the Funds for annual expenses exceeding certain specified levels. In addition to the reimbursements required under the agreements, the Adviser has voluntarily reimbursed the Income Fund and the Government Fund for additional expenses incurred during the year ended June 30, 1997. As of June 30, 1997, the Adviser was reimbursing the Income Fund for all expenses exceeding 0.84% of its average daily net assets; and the Government Fund for all expenses exceeding 0.75% of its average daily net assets. These additional voluntary reimbursements to the Funds may be modified or discontinued at any time by the Adviser. The Adviser was not required to reimburse the Trend Fund for the year ended June 30, 1997. For the year ended June 30, 1997, the Funds incurred investment advisory fees, net of expense reimbursements, totalling $137,346. The Trend Fund paid total directors fees of $500 to its outside director and the Income Funds paid total directors fees of $500 to its outside director during the year ended June 30, 1997.

4. PURCHASES AND SALES OF SECURITIES

   For the year ended June 30, 1997, total purchases and proceeds from sales of securities, other than short-term investments, for the Trend Fund were $13,154,572 and $17,132,607, respectively; for the Income Fund, $1,980,321 and
$2,805,852, respectively; and for the Government Fund, $199,900 and $395,325, respectively.

5. FUND SHARE TRANSACTIONS

   Transactions in shares of the Funds were as follows:

                                                                                           THE PRIMARY
                                              THE PRIMARY           THE PRIMARY         U.S. GOVERNMENT
                                              TREND FUND            INCOME FUND               FUND
                                           -----------------     -----------------     ------------------
                                              1997      1996        1997      1996         1997      1996
                                          --------  --------    --------  --------     --------  --------
Sales                                       73,343    64,755      27,338    84,762        3,193    10,332
Reinvested Distributions                   114,514   147,550      31,924    25,475        4,125     5,995
Redemptions                              (298,834) (298,837)   (114,337) (106,883)     (13,977)  (68,763)
                                          --------  --------    --------  --------     --------  --------
Net Increase (Decrease)                  (110,977)  (86,532)    (55,075)     3,354      (6,659)  (52,436)
                                         ========= =========    ========  ========     ========  ========


REPORT OF INDEPENDENT AUDITORS

The Board of Directors and Shareholders,
  The Primary Trend Fund, Inc.
  The Primary Income Funds, Inc.

  We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of The Primary Trend Fund, Inc. and The Primary Income Funds, Inc. (comprised of The Primary Income Fund and The Primary U.S. Government Fund) as of June 30, 1997, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of The Primary Trend Fund, Inc. and The Primary Income Funds, Inc. at June 30, 1997, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

                                                  /s/ Ernst & Young LLP

Milwaukee, Wisconsin
July 25, 1997

FUND PERFORMANCE COMPARISON

         Primary Trend Fund   S&P 500 Composite

 9/15/86           10000.00            10000.00
 12/31/86           9940.15            10562.09
 3/31/87           11009.23            12806.73
 6/30/87           11504.58            13449.73
 9/30/87           11774.46            14337.72
 12/31/87          10301.89            11109.38
 3/31/88           11607.94            11740.24
 6/30/88           12152.02            12521.82
 9/30/88           11815.32            12563.88
 12/31/88          12194.64            12947.87
 3/31/89           12958.08            13864.06
 6/30/89           13471.28            15095.34
 9/30/89           13728.98            16708.09
 12/31/89          13280.64            17050.24
 3/31/90           13338.30            16526.43
 6/30/90           13281.72            17556.32
 9/30/90           12215.54            15152.88
 12/31/90          13052.61            16525.45
 3/31/91           14803.96            18924.43
 6/30/91           14701.49            18881.18
 9/30/91           15501.53            19891.55
 12/31/91          15603.23            21558.88
 3/31/92           15506.10            21012.92
 6/30/92           15766.31            21410.73
 9/30/92           16033.68            22085.03
 12/31/92          15635.34            23195.40
 3/31/93           16593.21            24208.59
 6/30/93           17049.47            24323.81
 9/30/93           17265.82            24951.08
 12/31/93          17419.16            25530.86
 3/31/94           16908.22            24563.70
 6/30/94           17001.07            24666.60
 9/30/94           17914.60            25870.42
 12/31/94          17396.33            25866.88
 3/31/95           18401.45            28371.48
 6/30/95           19900.00            31078.50
 9/30/95           20062.04            33545.78
 12/31/95          20217.06            35562.39
 3/31/96           21922.32            37469.77
 6/30/96           22586.54            39145.90
 9/30/96           23360.17            40340.39
 12/31/96          26276.95            43680.48
 3/31/97           25930.92            44855.06
 6/30/97           28510.04            52676.89

FUND'S TOTAL RETURN PERFORMANCE
1997 Year to Date                    + 8.5%
12 Months Ended June 30, 1997        +26.2%
5 Years (Annualized)                 +12.6%
10 Years (Annualized)                + 9.5%
Annualized Since Inception (9/30/86) +10.3%

Initial Investment of $10,000 on 9/30/86

             Primary Income           S&P 500            S&P Utilities
                       Fund         Composite                    Index

 9/1/89            10000.00          10000.00                 10000.00
 9/30/89           10051.00           9962.00                 10374.00
 12/31/89          10474.76          10166.00                 11211.03
 3/31/90           10226.95           9853.69                 10283.01
 6/30/90           10421.22          10467.75                 10285.01
 9/30/90            9915.58           9034.72                  9781.23
 12/31/90          10869.61           9853.10                 11036.15
 3/31/91           11467.60          11283.47                 11189.42
 6/30/91           11377.55          11257.68                 10693.38
 9/30/91           12590.33          11860.10                 11537.75
 12/31/91          13205.91          12854.22                 12513.96
 3/31/92           12617.35          12528.70                 11347.28
 6/30/92           13263.20          12765.89                 12241.79
 9/30/92           13753.22          13167.93                 13207.17
 12/31/92          13507.97          13829.98                 13532.36
 3/31/93           14632.48          14434.08                 15004.10
 6/30/93           14951.12          14502.78                 15349.34
 9/30/93           15671.30          14876.78                 16423.18
 12/31/93          15591.35          15222.47                 15492.96
 3/31/94           14985.09          14645.81                 14212.86
 6/30/94           14864.52          14707.17                 14203.19
 9/30/94           15512.73          15424.93                 14275.99
 12/31/94          15189.85          15422.82                 14273.87
 3/31/95           16251.81          16916.16                 15259.71
 6/30/95           17070.58          18530.18                 16392.94
 9/30/95           17622.29          20001.27                 18233.01
 12/31/95          18322.15          21203.65                 20145.72
 3/31/96           19092.45          22340.90                 19187.97
 6/30/96           19604.75          23340.27                 20148.53
 9/30/96           20035.27          24052.48                 19440.34
 12/31/96          22005.00          26043.96                 20737.69
 3/31/97           22456.01          26744.30                 20038.13
 6/30/97           24330.28          31407.96                 21216.10

FUND'S TOTAL RETURN PERFORMANCE
1997 Year to Date                    +10.6%
12 Months Ended June 30, 1997        +24.1%
5 Years (Annualized)                 +12.9%
Annualized Since Inception (9/1/89)  +12.0%

Initial Investment of $10,000 on 9/1/89

               Primary U.S.   Lehman Intermediate
            Government Fund    Treasury Composite

 9/1/89            10000.00            10000.00
 9/30/89           10026.00            10046.00
 12/31/89          10336.37            10388.53
 3/31/90           10276.34            10368.52
 6/30/90           10623.74            10691.59
 9/30/90           10581.55            10896.21
 12/31/90          11190.57            11370.37
 3/31/91           11449.86            11615.35
 6/30/91           11525.33            11808.97
 9/30/91           12181.27            12371.30
 12/31/91          12837.12            12973.93
 3/31/92           12519.94            12831.19
 6/30/92           12911.74            13330.10
 9/30/92           13418.70            13924.98
 12/31/92          13293.04            13873.96
 3/31/93           13775.18            14397.05
 6/30/93           14080.96            14681.39
 9/30/93           14465.99            14992.61
 12/31/93          14418.84            15014.76
 3/31/94           14037.93            14734.33
 6/30/94           13841.96            14653.21
 9/30/94           13917.69            14764.68
 12/31/94          13966.28            14749.68
 3/31/95           14600.10            15358.92
 6/30/95           15254.17            16076.27
 9/30/95           15545.67            16319.98
 12/31/95          15924.90            16871.14
 3/31/96           15964.28            16751.67
 6/30/96           15887.39            16860.02
 9/30/96           16196.67            17149.32
 12/31/96          16525.06            17544.48
 3/31/97           16540.91            17531.76
 6/30/97           16954.01            18018.26

FUND'S TOTAL RETURN PERFORMANCE
1997 Year to Date                     +2.6%
12 Months Ended June 30, 1997         +6.7%
5 Years (Annualized)                  +5.6%
Annualized Since Inception (9/1/89)   +7.0%

Initial Investment of $10,000 on 9/1/89

Past performance is not predictive of future performance. (You already know that...but we are required to say it anyway.)

(THE PRIMARY TREND FUNDS LOG0)


INVESTMENT ADVISER
 Arnold Investment Counsel
   Incorporated
 First Financial Centre
 700 North Water Street
 Milwaukee, Wisconsin 53202
 1-800-443-6544

OFFICERS
 Lilli Gust, President
 Barry S. Arnold, Vice President and Assistant Secretary
 James R. Arnold, Jr., Secretary-Treasurer

DIRECTORS
 Barry S. Arnold
 Joseph L. Cook
 Lilli Gust

ADMINISTRATOR
 Sunstone Financial Group, Inc.
 207 East Buffalo Street, Suite 400
 Milwaukee, Wisconsin 53202

CUSTODIAN, TRANSFER AGENT AND
DIVIDEND DISBURSING AGENT
 Firstar Trust Company
 615 East Michigan Street
 Milwaukee, Wisconsin 53202
 1-800-968-2122

INDEPENDENT AUDITORS
 Ernst & Young LLP
 111 East Kilbourn Avenue
 Milwaukee, Wisconsin 53202

LEGAL COUNSEL
 Foley & Lardner
 777 East Wisconsin Avenue
 Milwaukee, Wisconsin 53202

Founding member of
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100% NO-LOAD MUTUAL FUND COUNCIL